Note 10 - Income Taxes (Tables)	12 Months Ended
Sep. 30, 2015
Notes Tables
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
2015	Federal	State	Total
Current income tax expense (benefit)	$(93,000)	$23,000	$(70,000)
Deferred income tax expense	233,000	30,000	263,000
Total income tax expense	$140,000	$53,000	$193,000
2014	Federal	State	Total
Current income tax expense	$162,000	$942,000	$1,104,000
Deferred income tax (benefit)	$(11,308,000)	$(617,000)	$(11,925,000)
Total expense (benefit)	$(11,146,000)	$325,000	$(10,821,000)

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	Years Ended September 30,
	2015	2014
Statutory federal rate	34.0%	34.0%
State income taxes, net of federal income tax benefit	7.3%	3.0%
Permanent differences for tax purposes	9.4%	1.0%
Change in valuation allowance	—%	(176.3)%
Other	(10.4)%	—%
	40.3%	(138.3)%

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	September 30,
	2015	2014
Deferred tax assets (liabilities):
Net operating loss carryforwards	$11,210,000	$11,170,000
Federal AMT credit carryforward	211,000	216,000
Contingent consideration	205,000	—
Fixed assets	169,000	519,000
Stock based compensation	541,000	390,000
Other temporary differences	371,000	274,000
Intangibles	(1,045,000)	(644,000)
Total deferred tax assets	$11,662,000	$11,925,000